UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017
(Address of principal executive offices)	(Zip code	)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

THIRD QUARTER REPORT

JULY 31, 2015

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments
at July 31, 2015 (Unaudited)

Principal		Value
Amount ($)	Security†	(Note 1)

Corporate Bonds & Notes - 1.49%
	Consumer Products - 0.81%
22,150,228	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17 (a)(b)(c)(d)	$14,621,366
	Oil & Gas Production & Services - 0.68%
17,665,000	BreitBurn Energy Partners L.P./ BreitBurn Finance Corp., 7.875%, due 4/15/22	12,277,175
	Total Corporate Bonds & Notes (Cost $34,779,167)	26,898,541
Claims - 0.47%
	Securities Brokerage - 0.47%
63,101,500	Lehman Brothers Holdings, Inc., SIPA Claims (e)	8,558,141
	Total Claims (Cost $9,465,225)	8,558,141

Shares

Common Stocks & Warrants - 93.34%
	Agricultural Equipment - 3.58%
1,178,413	AGCO Corp.	64,824,499
	Asset Management - 7.57%
2,279,413	Bank of New York Mellon Corp. (The)	98,926,524
1,091,856	Brookfield Asset Management, Inc., Class A (Canada)	38,029,345
		136,955,869
	Automotive - 4.82%
1,596,400	General Motors Co.	50,302,564
667,793	Toyota Industries Corp. (Japan)	37,017,291
		87,319,855
	Banks - 9.52%
1,988,349	Comerica, Inc.	94,307,393
2,086,998	KeyCorp	30,971,050
479,200	PNC Financial Services Group, Inc. (The)	47,047,856
		172,326,299
	Consumer Products - 3.66%
526,368	Home Products International, Inc. (a)(b)(d)(e)	—
4,823,425	Kingfisher PLC (United Kingdom)	27,169,663
1,479,930	Masco Corp.	39,055,353
		66,225,016
	Diversified Holding Companies - 9.27%
3,990,000	CK Hutchison Holdings, Ltd. (Hong Kong)	59,240,354
961,970	Investor AB, Class B (Sweden)	37,121,722
82,242,880	Lai Sun Garment International, Ltd. (Hong Kong)	10,821,013
421,832	Pargesa Holding S.A. (Switzerland)	28,397,156
6,203,000	Wheelock & Co., Ltd. (Hong Kong)	32,126,008
		167,706,253
	Electronic Components - 1.62%
441,900	Anixter International, Inc. (e)	29,258,199
		Value
Shares	Security†	(Note 1)

	Financial Insurance - 0.02%
37	Manifold Capital LLC (a)(b)(d)(e)	$285,000
	Forest Products & Paper - 5.22%
3,080,090	Weyerhaeuser Co., REIT	94,527,962
	Insurance & Reinsurance - 7.29%
81,573	Alleghany Corp. (e)	39,655,082
1,051,888	Loews Corp.	40,087,452
73,999	White Mountains Insurance Group, Ltd. (Bermuda)	52,243,294
		131,985,828
	Manufactured Housing - 5.21%
1,291,281	Cavco Industries, Inc. (b)(e)	94,366,815
	Materials - 2.96%
2,941,600	Canfor Corp. (Canada) (e)	53,508,173
	Media & Entertainment - 2.87%
972,000	CBS Corp., Class B, Non-Voting Shares	51,972,840
	Non-U.S. Real Estate Operating Companies - 1.84%
3,990,000	Cheung Kong Property Holdings, Ltd. (Hong Kong) (e)	33,248,713
	Oil & Gas Production & Services - 8.82%
1,061,000	Apache Corp.	48,657,460
943,606	Devon Energy Corp.	46,633,008
1,299,649	Total S.A. (France)	64,337,293
		159,627,761
	Semiconductor & Related - 2.30%
2,082,168	NVIDIA Corp.	41,539,252
	Senior Housing - 2.12%
1,159,500	Brookdale Senior Living, Inc. (e)	38,414,235
	Software - 2.92%
2,322,155	Symantec Corp.	52,805,805
	Steel & Specialty Steel - 2.71%
1,180,432	POSCO, ADR (South Korea)	49,011,537
	Telecommunications - 3.41%
16,353,677	Vodafone Group PLC (United Kingdom)	61,765,234
	U.S. Real Estate Operating Companies - 1.68%
1,221,894	Tejon Ranch Co. (b)(e)	30,327,409
200,255	Tejon Ranch Co., Warrants, expire 8/31/16 (b)(e)	96,163
		30,423,572
	Utilities - 3.93%
3,606,707	Covanta Holding Corp.	71,196,396
	Total Common Stocks & Warrants (Cost $1,521,599,244)	1,689,295,113

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2015 (Unaudited)

Investment		Value
Amount ($)	Security†	(Note 1)

Limited Partnership – 0.00%(f)
	Insurance & Reinsurance - 0.00%(f)
1,805,000	Insurance Partners II Equity Fund, L.P. (a)(e)	$49,841
	Total Limited Partnership (Cost $0)	49,841

Principal
Amount ($)

Short-Term Investment – 2.21%
	U.S. Government Obligations - 2.21%
40,000,000	U.S. Treasury Bills, 0.040%, due 8/20/15(g)	39,999,261
	Total Short-Term Investment (Cost $39,999,261)	39,999,261
	Total Investment Portfolio - 97.51% (Cost $1,605,842,897)	1,764,800,897
	Other Assets less Liabilities - 2.49%	45,148,112
	NET ASSETS - 100.00%	$1,809,949,009
	Investor Class:
	Net assets applicable to 580,082 shares outstanding	$32,432,997
	Net asset value, offering and redemption price per share	$55.91
	Institutional Class:
	Net assets applicable to 31,736,057 shares outstanding	$1,777,516,012
	Net asset value, offering and redemption price per share	$56.01

Notes:

(a)	Fair-valued security.
(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities.
(d)	Security subject to restrictions on resale.

Shares/ Principal Amount ($)	Issuer	Aquisition Date	Cost	Market Value Per Unit
526,368	Home Products International, Inc.	5/30/07	$54,667,471	$0.00
$22,150,228	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17	3/16/07 - 4/1/15	22,150,228	66.01
37	Manifold Capital LLC	9/24/97-11/10/06	37,712,514	7,702.70
At July 31, 2015, these restricted securities had a total market value of $14,906,366 or 0.83% of net assets of the Fund.

(e)	Non-income producing security.
(f)	Amount represents less than 0.01% of net assets.
(g)	Annualized yield at date of purchase.
†	U.S. issuer unless otherwise noted.

ADR: American Depositary Receipt.

REIT: Real Estate Investment Trust.

SIPA: Securities Investor Protection Act of 1970.

Country Concentration

% of
Net Assets
United States*	65.24%
Hong Kong	7.48
Canada	5.06
United Kingdom	4.91
France	3.55
Bermuda	2.89
South Korea	2.71
Sweden	2.05
Japan	2.05
Switzerland	1.57
Total	97.51%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments

at July 31, 2015 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks - 96.77%
	Asset Management - 1.87%
165,132	Legg Mason, Inc.	$8,147,613
	Auto Parts and Services - 5.35%
155,700	Dorman Products, Inc. (a)	8,217,846
225,604	Standard Motor Products, Inc.	8,250,338
68,164	Visteon Corp. (a)	6,784,363
		23,252,547
	Bank & Thrifts - 11.24%
72,471	City National Corp.	6,515,868
198,650	Commerce Bancshares, Inc.	9,354,428
115,200	Cullen/Frost Bankers, Inc.	8,346,240
169,563	Prosperity Bancshares, Inc.	9,256,444
159,391	UMB Financial Corp.	8,737,815
670,975	Valley National Bancorp	6,656,072
		48,866,867
	Business Services - 1.88%
285,433	Viad Corp.	8,183,364
	Chemicals & Industrial Materials - 1.19%
420,036	SunCoke Energy, Inc.	5,162,242
	Consulting and Information Technology Services - 7.47%
210,192	FTI Consulting, Inc. (a)	8,601,057
424,566	Genpact, Ltd. (Bermuda) (a)	9,429,611
170,381	ICF International, Inc. (a)	6,246,167
187,830	Syntel, Inc. (a)	8,206,293
		32,483,128
	Consumer Products & Services - 4.97%
559,982	1-800-Flowers.com, Inc., Class A (a)	5,571,821
174,315	CST Brands, Inc.	6,603,052
153,458	VCA, Inc. (a)	9,442,271
		21,617,144
	Diversified Holding Companies - 3.64%
579,165	Dundee Corp., Class A (Canada) (a)	4,866,784
1,557,923	JZ Capital Partners, Ltd. (Guernsey)	10,948,159
		15,814,943
	Electronic Components - 5.40%
139,556	Anixter International, Inc. (a)	9,240,003
241,911	Ingram Micro, Inc., Class A (a)	6,587,237
282,750	Insight Enterprises, Inc. (a)	7,631,422
		23,458,662
	Energy Exploration and Production - 1.88%
327,338	EP Energy Corp., Class A (a)	2,739,819
154,551	Noble Energy, Inc.	5,444,832
		8,184,651
	Energy Services - 1.92%
23,426	SEACOR Holdings, Inc. (a)	1,479,820
96,552	SemGroup Corp., Class A	6,863,882
		8,343,702
	Forest Products & Paper - 2.36%
473,005	Interfor Corp. (Canada) (a)	5,844,524
		Value
Shares	Security†	(Note 1)

	Forest Products & Paper (continued)
216,711	PH Glatfelter Co.	$4,423,072
		10,267,596
	Healthcare - 3.39%
144,700	Patterson Cos., Inc.	7,258,152
55,907	Teleflex, Inc.	7,490,979
		14,749,131
	Home Building - 2.23%
383,534	WCI Communities, Inc. (a)	9,680,398
	Industrial Capital Equipment Manufacturers - 3.20%
250,500	Barnes Group, Inc.	9,751,965
166,879	Rofin-Sinar Technologies, Inc. (a)	4,161,962
		13,913,927
	Industrial Equipment - 6.61%
257,200	Actuant Corp., Class A	5,931,032
162,006	Alamo Group, Inc.	8,511,795
86,767	CIRCOR International, Inc.	4,150,066
64,171	EnerSys	4,007,479
166,321	LSB Industries, Inc. (a)	6,138,908
		28,739,280
	Industrial Services - 11.27%
239,857	ABM Industries, Inc.	7,905,687
146,518	Cubic Corp.	6,501,004
166,383	EMCOR Group, Inc.	7,958,099
55,546	Multi-Color Corp.	3,547,167
345,644	Tetra Tech, Inc.	9,207,956
50,310	UniFirst Corp.	5,575,354
204,619	World Fuel Services Corp.	8,317,762
		49,013,029
	Insurance & Reinsurance - 5.27%
13,343	Alleghany Corp. (a)	6,486,432
212,785	HCC Insurance Holdings, Inc.	16,418,491
		22,904,923
	Metals Manufacturing - 2.08%
107,276	Kaiser Aluminum Corp.	9,059,458
	Securities Trading/Processing Services - 1.39%
111,048	Broadridge Financial Solutions, Inc.	6,026,575
	Software and Services - 5.39%
443,587	Allscripts Healthcare Solutions, Inc. (a)	6,414,268
301,398	CSG Systems International, Inc.	9,373,478
257,355	Progress Software Corp. (a)	7,638,296
		23,426,042
	Specialty Pharmaceuticals - 0.91%
55,456	ANI Pharmaceuticals, Inc. (a)	3,939,040
	U.S. Real Estate Investment Trusts - 0.91%
122,119	Tanger Factory Outlet Centers, Inc.	3,966,425
	U.S. Real Estate Operating Companies - 4.95%
143,227	Alico, Inc.	6,419,434
203,867	Brookdale Senior Living, Inc. (a)	6,754,114
103,065	Forestar Group, Inc. (a)	1,319,232

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)

at July 31, 2015 (Unaudited)

		Value
Shares	Security†	(Note 1)

Common Stocks (continued)
	U.S. Real Estate Operating Companies (continued)
64,039	Vail Resorts, Inc.	$7,024,438
		21,517,218
	Total Common Stocks (Cost $329,099,224)	420,717,905
	Total Investment Portfolio - 96.77% (Cost $329,099,224)	420,717,905
	Other Assets less Liabilities - 3.23%	14,043,832
	NET ASSETS - 100.00%	$434,761,737
	Investor Class:
	Net assets applicable to 436,491 shares outstanding	$10,260,828
	Net asset value, offering and redemption price per share	$23.51
	Institutional Class:
	Net assets applicable to 17,951,266 shares outstanding	$424,500,909
	Net asset value, offering and redemption price per share	$23.65

Notes:

(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Country Concentration

% of
Net Assets
United States	89.62%
Guernsey	2.52
Canada	2.46
Bermuda	2.17
Total	96.77%

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at July 31, 2015 (Unaudited)

Principal Amount		Security†	Value (Note 1)

Term Loans - 0.09%
		Non-U.S. Real Estate Operating Companies - 0.09%
		Concrete Investment I, Term Loan (Netherlands):
50,450	EUR	Tranche A2, 1.911% Cash or Payment-in-kind Interest, due 3/31/16 (a)(b)(c)	$55,406
19,273	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 3/31/16 (a)(b)(c)	21,167
		Concrete Investment II, Term Loan (Netherlands):
34,600	EUR	Tranche A2, 1.911% Cash or Payment-in-kind Interest, due 3/31/16 (a)(b)(c)	37,999
4,818	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 3/31/16 (a)(b)(c)	5,292
		IVG Immobilien AG, Term Loan (Netherlands):
1,081,276	EUR	Tranche A1, 9.432% Cash or Payment-in-kind Interest, due 9/30/17 (a)(b)(c)	1,187,511
1,596,094	EUR	Tranche A2, 9.432% Cash or Payment-in-kind Interest, due 9/30/18 (a)(b)(c)	1,752,909
		Total Term Loans (Cost $3,770,909)	3,060,284

Shares

Common Stocks & Warrants - 81.11%
		Banks - 4.89%
1,939,049		PNC Financial Services Group, Inc., Warrants, expire 12/31/18 (d)	60,478,938
1,156,551		Wells Fargo & Co., Warrants, expire 10/28/18 (d)	27,699,397
2,773,300		Zions Bancorporation	86,499,227
			174,677,562
		Forest Products & Paper - 8.21%
4,931,300		Rayonier, Inc., REIT	121,309,980
5,603,058		Weyerhaeuser Co., REIT	171,957,850
			293,267,830
		Lodging & Hotels - 2.38%
450,000		Hyatt Hotels Corp., Class A (d)	25,123,500
6,848,517		Millennium & Copthorne Hotels PLC (United Kingdom)	59,677,871
			84,801,371
		Non-U.S. Diversified Holding Companies - 2.12%
5,109,000		CK Hutchison Holdings, Ltd. (Hong Kong)	75,854,379
		Non-U.S. Real Estate Consulting/Management - 2.55%
6,002,254		Countrywide PLC (United Kingdom)	48,835,392
2,752,003		Savills PLC (United Kingdom)	42,095,525
			90,930,917
Shares	Security†	Value (Note 1)

	Non-U.S. Real Estate Investment Trusts - 9.89%
12,070,176	Dexus Property Group (Australia)	$68,640,701
366,031	Gecina S.A. (France)	46,892,521
9,910,908	Hammerson PLC (United Kingdom)	101,840,829
8,839,052	Segro PLC (United Kingdom)	61,949,973
1,249,353	Wereldhave N.V. (Netherlands)	73,887,648
		353,211,672
	Non-U.S. Real Estate Operating Companies - 22.24%
2,319,189	Brookfield Asset Management, Inc., Class A (Canada)	80,777,353
7,601,500	Cheung Kong Property Holdings, Ltd. (Hong Kong) (d)	63,343,382
14,625,450	City Developments, Ltd. (Singapore)	99,468,199
32,115,300	Global Logistic Properties, Ltd. (Singapore)	53,843,489
14,967,134	Globe Trade Centre S.A. (Poland) (d)	23,410,326
10,406,000	Hang Lung Group, Ltd. (Hong Kong)	46,913,780
14,173,122	Henderson Land Development Co., Ltd. (Hong Kong)	93,606,265
11,373,967	Hysan Development Co., Ltd. (Hong Kong)	48,710,151
135,653,174	Inmobiliaria Colonial S.A. (Spain) (d)	100,860,148
16,480,805	Westfield Corp., REIT (Australia)	120,828,076
11,975,500	Wheelock & Co., Ltd. (Hong Kong)	62,022,409
		793,783,578
	Real Estate Consulting/Management - 2.02%
1,584,200	Realogy Holdings Corp. (d)	72,112,784
	Retail-Building Products - 2.35%
1,206,930	Lowe’s Cos., Inc.	83,712,665
	Senior Housing - 1.74%
1,873,595	Brookdale Senior Living, Inc. (d)	62,072,202
	U.S. Real Estate Investment Trusts - 16.60%
3,460,150	Equity Commonwealth (d)	90,655,930
6,223,431	First Industrial Realty Trust, Inc. (e)	130,318,645
1,624,562	Macerich Co. (The)	128,600,328
1,253,782	Post Properties, Inc.	71,390,347
2,031,678	Tanger Factory Outlet Centers, Inc.	65,988,901
1,084,694	Vornado Realty Trust	105,811,900
		592,766,051
	U.S. Real Estate Operating Companies - 6.12%
6,579,688	Forest City Enterprises, Inc., Class A (d)	153,635,715
703,900	Kennedy-Wilson Holdings, Inc.	17,822,748
941,627	Tejon Ranch Co. (d)	23,371,182
139,089	Tejon Ranch Co., Warrants, expire 8/31/16 (d)	66,790
3,369,445	Trinity Place Holdings, Inc. (a)(d)(f)	23,444,345
		218,340,780
	Total Common Stocks & Warrants (Cost $2,245,549,992)	2,895,531,791
Preferred Stocks - 0.73%
	Non-U.S. Real Estate Operating Companies - 0.73%
189,696	Concrete Investment II SCA (Luxembourg) (d)	26,250,023
	Total Preferred Stocks (Cost $27,535,807)	26,250,023

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2015 (Unaudited)

Units		Security†	Value (Note 1)

Private Equities - 3.08%
		U.S. Real Estate Operating Companies - 3.08%
28,847,217		Newhall Holding Co. LLC, Class A Units (d)(e)	$109,980,014
		Total Private Equities (Cost $75,516,192)	109,980,014

Notional Amount‡

Purchased Options - 0.04%
		Foreign Currency Put Options - 0.01%
40,000,000	AUD	Australian Currency, strike 0.7301 AUD, expire 8/11/15 (d)	207,252
47,000,000	AUD	Australian Currency, strike 0.6825 AUD, expire 9/10/15 (d)	85,140
			292,392
		Foreign Currency Call Options - 0.03%
380,000,000		U.S. Currency, strike 8.1400 HKD, expire 8/1/17 (d)	1,026,190
		Total Purchased Options (Cost $1,575,500)	1,318,582

Principal
Amount($)

Short-Term Investments - 13.02%
		U.S. Government Obligations - 13.02%
465,000,000		U.S. Treasury Bills, 0.010%-0.040%, due 8/20/15-10/22/15 (g)	464,987,078
		Total Short-Term Investments (Cost $464,991,552)	464,987,078
		Total Investment Portfolio - 98.07% (Cost $2,818,939,952)	3,501,127,772
		Other Assets less Liabilities - 1.93% (h)	68,870,477
		NET ASSETS - 100.00%	$3,569,998,249
		Investor Class:
		Net assets applicable to 14,101,561 shares outstanding	$454,247,643
		Net asset value, offering and redemption price per share	$32.21
		Institutional Class:
		Net assets applicable to 96,101,972 shares outstanding	$3,115,750,606
		Net asset value, offering and redemption price per share	$32.42

Notes:

(a)	Fair-valued security.
(b)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of July 31, 2015.
(d)	Non-income producing security.
(e)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(f)	Security subject to restrictions on resale.

Shares	Issuer	Aquisition Date	Cost	Market Value Per Unit
3,369,445	Trinity Place Holdings, Inc.	10/2/13 - 11/6/13	$13,477,776	$6.96
At July 31, 2015, the restricted security had a total market value of $23,444,345 or 0.66% of net assets of the Fund.

(g)	Annualized yield at date of purchase.
(h)	Includes restricted cash received from counterparties as collateral management for forward foreign currency contracts and options.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
AUD:	Australian Dollar.
EUR:	Euro.
REIT:	Real Estate Investment Trust.

Country Concentration
% of Net Assets
United States*	58.74%
Hong Kong	10.97
United Kingdom	8.81
Australia	5.32
Singapore	4.29
Spain	2.82
Canada	2.26
Netherlands	2.16
France	1.31
Luxembourg	0.73
Poland	0.66
Total	98.07%

* Includes cash equivalents.

Schedule of Written Options

Notional Amount		Security	Expiration Date	Strike Price	Value
40,000,000	AUD	Australian Currency, Call	8/11/15	0.7950 AUD	$(4)
47,000,000	AUD	Australian Currency, Call	9/10/15	0.7850 AUD	(11,177)
		(Premiums received $293,000)			$(11,181)

AUD: Australian Dollar.

Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/15	Unrealized Appreciation
113,000,000 EUR	Goldman Sachs & Co.	8/27/2015	$124,830,603	$124,143,743	$686,860
113,000,000 EUR	Morgan Stanley & Co. LLC	8/27/2015	124,827,710	124,143,743	683,967
					$1,370,827

EUR: Euro.

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust

Third Avenue International Value Fund
Portfolio of Investments

at July 31, 2015 (Unaudited)

Principal Amount‡		Security†	Value (Note 1)

Corporate Bonds & Notes - 2.16%
		Oil & Gas Production & Services - 2.16%
5,200,000		Petroleum Geo-Services ASA, 7.375%, due 12/15/18 (Norway) (a)	$4,836,000
		Total Corporate Bonds & Notes (Cost $4,708,383)	4,836,000
Foreign Government Bonds - 3.52%
11,000,000	SGD	Singapore Government Bond, 0.500%, due 4/1/18 (Singapore)	7,878,048
		Total Foreign Government Bonds (Cost $7,916,040)	7,878,048

Shares

Common Stocks - 87.33%
		Agricultural Equipment - 1.98%
494,600		CNH Industrial N.V. (Netherlands)	4,436,562
		Automotive - 4.86%
50,880		Daimler AG (Germany)	4,547,986
99,943		Leoni AG (Germany)	6,329,994
			10,877,980
		Building & Construction Products/Services - 5.97%
9,907,153		Tenon, Ltd. (New Zealand) (b)(c)	13,341,029
		Capital Goods - 1.97%
108,306		Nexans S.A. (France) (b)	4,405,797
		Diversified Holding Companies - 11.74%
442,684		CK Hutchison Holdings, Ltd. (Hong Kong)	6,572,621
4,075,126		GP Investments, Ltd., BDR (Brazil) (b)	7,771,893
236,633		Leucadia National Corp.	5,565,608
94,170		Pargesa Holding S.A. (Switzerland)	6,339,396
			26,249,518
		Engineering/Construction - 1.59%
277,400		Amec Foster Wheeler PLC (United Kingdom)	3,552,245
		Financials - 3.13%
736,924		BinckBank N.V. (Netherlands)	6,993,389
		Food & Beverage - 2.46%
1,410,092		C&C Group PLC (Ireland)	5,494,549
		Forest Products & Paper - 8.10%
56,796,558		Rubicon, Ltd. (New Zealand) (b)(c)	11,622,351
211,543		Weyerhaeuser Co., REIT	6,492,255
			18,114,606
		Insurance - 4.02%
12,719		White Mountains Insurance Group, Ltd. (Bermuda)	8,979,614
		Investment Technology Services - 2.06%
87,818		Otsuka Corp. (Japan)	4,612,863
		Media - 3.95%
335,699		Vivendi S.A. (France)	8,824,385

Shares	Security†	Value (Note 1)

	Metals & Mining - 6.77%
873,604	Antofagasta PLC (Chile)	$7,735,355
10,528,312	Capstone Mining Corp. (Canada) (b)	7,406,084
		15,141,439
	Non-U.S. Real Estate Operating Companies - 1.65%
442,684	Cheung Kong Property Holdings, Ltd. (Hong Kong) (b)	3,688,891
	Oil & Gas Production & Services - 5.50%
1,685,119	Petroleum Geo-Services ASA (Norway)	7,690,717
13,899,800	Vard Holdings, Ltd. (Singapore) (b)	4,610,131
		12,300,848
	Real Estate - 9.70%
1,713,642	Atrium European Real Estate, Ltd. (Austria)	7,970,297
3,048,500	Global Logistic Properties, Ltd. (Singapore)	5,111,018
1,367,034	Oberoi Realty, Ltd. (India)	5,610,497
429,138	Segro PLC, REIT (United Kingdom)	3,007,685
		21,699,497
	Retail & Restaurants - 2.78%
1,461,400	Arcos Dorados Holdings, Inc., Class A (Argentina)	6,210,950
	Telecommunications - 6.83%
1,522,855	Telefonica Deutschland Holding AG (Germany)	9,457,844
1,537,292	Vodafone Group PLC (United Kingdom)	5,806,107
		15,263,951
	Transportation Infrastructure - 2.27%
1,339,889	Santos Brasil Participacoes S.A. (Brazil)	5,087,270
	Total Common Stocks (Cost $227,289,578)	195,275,383

Principal Amount ($)

Short-Term Investment - 3.58%
	U.S. Government Obligations - 3.58%
8,000,000	U.S. Treasury Bills, 0.040%, due 8/20/15 (d)	7,999,852
	Total Short-Term Investment (Cost $7,999,852)	7,999,852
	Total Investment Portfolio - 96.59% (Cost $247,913,853)	215,989,283
	Other Assets less Liabilities - 3.41%	7,625,651
	NET ASSETS - 100.00%	$223,614,934
	Investor Class:
	Net assets applicable to 411,368 shares outstanding	$6,506,995
	Net asset value, offering and redemption price per share	$15.82
	Institutional Class:
	Net assets applicable to 13,737,608 shares outstanding	$217,107,939
	Net asset value, offering and redemption price per share	$15.80

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust

Third Avenue International Value Fund

Portfolio of Investments (continued)

at July 31, 2015 (Unaudited)

Notes:

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Annualized yield at date of purchase.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
BDR:	Brazilian Depositary Receipt.
REIT:	Real Estate Investment Trust.
SGD:	Singapore Dollar.

Country Concentration
% of Net Assets
New Zealand	11.16%
Germany	9.09
United States*	8.97
Singapore	7.87
France	5.92
Brazil	5.75
Norway	5.60
United Kingdom	5.53
Netherlands	5.11
Hong Kong	4.59
Bermuda	4.02
Austria	3.56
Chile	3.46
Canada	3.31
Switzerland	2.84
Argentina	2.78
India	2.51
Ireland	2.46
Japan	2.06
Total	96.59%
* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments

at July 31, 2015 (Unaudited)

Principal Amount‡/Units		Security†	Value (Note 1)

Corporate Bonds & Notes - 57.60%
		Chemicals - 0.00%
17,809,061		Reichhold Industries, Inc., due 5/8/17 (a)(b)(c)	$—
		Consumer Products - 6.23%
		Ideal Standard International S.A. (Luxembourg):
27,905,497	EUR	Series B, 11.750% Cash or 15.750% Payment-in-kind Interest, due 5/1/18 (d)	28,961,599
33,180,416	EUR	Series C, 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18 (d)(e)	25,872,664
83,000,000		Sun Products Corp. (The), 7.750%, due 3/15/21 (a)	75,737,500
			130,571,763
		Energy - 5.70%
8,500,000		American Eagle Energy Corp., due 9/1/19 (a)(b)	2,698,750
30,285,000		CHC Helicopter S.A., 9.250%, due 10/15/20 (Luxembourg)	19,685,250
35,000,000		Energy XXI Gulf Coast, Inc., 11.000%, due 3/15/20 (a)	26,512,500
		Global Geophysical Services, Inc., Escrow:
15,599,000		due 5/1/14 (b)(c)(f)	—
45,925,000		due 5/1/17 (b)(c)(f)	—
		Hercules Offshore, Inc.:
10,000,000		10.250%, due 4/1/19 (a)	3,050,000
32,380,000		8.750%, due 7/15/21 (a)	9,875,900
3,000,000		7.500%, due 10/1/21 (a)	885,000
5,000,000		6.750%, due 4/1/22 (a)	1,487,500
20,150,000		IronGate Energy Services LLC, 11.000%, due 7/1/18 (a)	14,105,000
20,000,000		Linn Energy LLC / Linn Energy Finance Corp., 8.625%, due 4/15/20	12,400,000
3,000,000		Lone Pine Resources, Inc., Escrow, due 2/15/17 (b)(c)	—
5,000,000		Magnum Hunter Resources Corp., 9.750%, due 5/15/20	3,850,000
16,075,000		McDermott International, Inc., 8.000%, due 5/1/21 (Panama) (a)	13,945,062
22,847,000		Quicksilver Resources, Inc., due 7/1/21 (b)	2,227,583
10,106,000	CAD	Southern Pacific Resource Corp., due 1/25/18 (Canada) (a)(b)	270,452
17,500	^	US Shale Solutions, Inc., 12.500%, due 9/1/17 (a)	8,575,000
			119,567,997
		Financials - 1.78%
30,000,000		DFC Finance Corp., 10.500%, due 6/15/20 (a)	21,225,000
		Lehman Brothers Holdings, Inc.:
31,000,000		due 9/26/08 (b)	3,332,500
17,185,861		due 10/14/08 (b)	1,847,480
10,000,000		due 10/22/08 (b)	1,075,000
25,000,000		due 11/24/08 (b)	2,687,500
12,205,000		due 12/23/08 (b)	1,312,038
6,771,301		due 4/3/09 (b)	727,915
30,000,000		due 1/14/11 (b)	3,262,500
Principal Amount‡/Units		Security†	Value (Note 1)

		Financials (continued)
		Lehman Brothers Holdings, Inc.:
10,000,000		due 1/24/13 (b)	$1,112,500
7,113,000		due 2/9/17 (b)	755,756
			37,338,189
		Food & Beverage - 1.85%
39,007,000		American Seafoods Group LLC / American Seafoods Finance, Inc., 10.750%, due 5/15/16 (a)	38,714,448
		Gaming & Entertainment - 4.14%
105,000,000		Caesars Entertainment Operating Co., Inc., due 12/15/18 (b)	33,075,000
		Codere Finance Luxembourg S.A. (Luxembourg):
42,378,000	EUR	due 6/15/15 (b)	34,440,793
26,910,000		due 2/15/19 (a)(b)	19,240,650
			86,756,443
		Healthcare - 1.98%
		InVentiv Health, Inc.:
32,000,000		10.000% Cash or 12.000% Payment-in-kind Interest, due 8/15/18 (a)(d)	33,760,000
8,000,000		11.000%, due 8/15/18 (a)	7,720,000
			41,480,000
		Home Construction - 1.99%
46,312,000		New Enterprise Stone & Lime Co., Inc., 11.000%, due 9/1/18	41,680,800
		Manufacturing - 5.61%
20,000,000		Associated Materials LLC / AMH New Finance, Inc., 9.125%, due 11/1/17	17,100,000
		Euramax International, Inc.:
31,000,000		9.500%, due 4/1/16	31,038,750
10,000,000		12.000%, due 8/15/20 (a)	10,012,500
59,535,000		Liberty Tire Recycling LLC, 2nd Lien, 11.000% Payment-in-kind Interest, due 3/31/21 (a)(c)(d)(f)	59,535,000
			117,686,250
		Media/Cable - 4.81%
43,000,000		Cengage Learning Acquisitions, Inc., Escrow, due 4/15/20 (b)(c)	—
151,500,000		iHeartCommunications, Inc., 12.000% Cash plus 2.000% Payment-in-kind Interest, due 2/1/21 (d)	100,747,500
			100,747,500
		Metals & Mining - 4.15%
10,000,000		AK Steel Corp., 7.625%, due 10/1/21	7,100,000
116,582,098	EUR	Boats Investments Netherlands B.V., 11.000% Payment-in-kind Interest, due 3/31/17 (Netherlands) (d)	39,691,227
2,500,000		FMG Resources (August 2006) Pty, Ltd., 9.750%, due 3/1/22 (Australia) (a)	2,306,250

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments (continued)

at July 31, 2015 (Unaudited)

Principal Amount‡/Units		Security†	Value (Note 1)

Corporate Bonds & Notes (continued)
		Metals & Mining (continued)
		New World Resources N.V. (Netherlands):
34,966,026	EUR	8.000% Cash or 11.000% Payment-in-kind Interest, due 4/7/20 (a)(d)	$22,848,843
13,403,643	EUR	4.000% Cash or 8.000% Payment-in-kind Interest, due 10/7/20 (a)(d)	1,214,445
37,000,000		Noranda Aluminum Acquisition Corp., 11.000%, due 6/1/19	13,782,500
			86,943,265
		Paper & Related Products - 0.19%
10,000,000		Verso Paper Holdings LLC / Verso Paper, Inc., 11.750%, due 1/15/19	4,100,000
		Retailers - 2.00%
		Claire’s Stores, Inc.:
2,500,000		8.875%, due 3/15/19	1,106,250
115,250,000		7.750%, due 6/1/20 (a)	40,913,750
			42,020,000
		Services - 7.22%
129,771,112		Affinion Group Holdings, Inc., 13.750% Cash or 14.500% Payment-in-kind Interest, due 9/15/18 (d)	45,419,889
41,552,020		Affinion Investments LLC, 13.500%, due 8/15/18	19,217,809
		Altegrity, Inc.:
118,871,840		due 7/1/20 (a)(b)	61,813,357
35,740,000		due 7/1/20 (a)(b)	18,584,800
6,500,000		Constellis Holdings LLC / Constellis Finance Corp., 9.750%, due 5/15/20 (a)	6,223,750
			151,259,605
		Technology - 1.08%
		Advanced Micro Devices, Inc.:
15,000,000		6.750%, due 3/1/19	10,987,500
12,500,000		7.000%, due 7/1/24	8,375,000
28,118,000		THQ, Inc., due 8/15/14 (b)	3,233,570
			22,596,070
		Telecommunications - 2.68%
55,555,000		Intelsat Luxembourg S.A., 7.750%, due 6/1/21 (Luxembourg)	44,374,556
14,000,000		Sprint Capital Corp., 6.875%, due 11/15/28	11,900,000
			56,274,556
		Transportation Services - 1.49%
32,500,000		CEVA Group PLC, 9.000%, due 9/1/21 (United Kingdom) (a)	31,159,375
		Utilities - 4.70%
4,000,000		Energy Future Holdings Corp., due 11/15/34 (b)	4,220,000
70,000,000		Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., due 12/1/18 (a)(b)	78,750,000
		Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.:
60,000,000		due 11/1/15 (b)	9,300,000
Principal Amount‡/Units		Security†	Value (Note 1)

		Utilities (continued)
		Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.:
40,000,000		due 11/1/16 (b)	$6,200,000
			98,470,000
		Total Corporate Bonds & Notes (Cost $1,643,403,802)	1,207,366,261
Term Loans - 11.35%
		Chemicals - 1.93%
4,292,000		Reichhold Holdings International B.V., DIP Loan, 12.000% Cash or 14.000% Payment-in-kind Interest, due 3/31/17 (Netherlands)(c)(d)	4,292,000
		Reichhold Holdings, Inc.:
1,900,212		DIP Loan, 12.000% Cash or 14.000%, Payment-in-kind Interest, due 3/17/17 (c)(d)	1,900,212
2,577,000		Term Loan, 15.000% Cash or Payment-in-kind Interest, due 3/31/17 (c)(d)	2,577,000
34,278,662		Vertellus Specialties, Inc., Term Loan, 10.500%, due 10/10/19 (g)	31,622,066
			40,391,278
		Energy - 1.37%
14,424,934		Global Geophysical Services, Inc., Term Loan B, 15.500% Cash or Payment-in-kind Interest, due 8/9/17 (c)(d)(f)	14,424,934
15,000,000		Templar Energy LLC, Term Loan B, 2nd Lien, 8.500%, due 11/25/20 (g)	9,424,995
5,000,000		W & T Offshore, Inc., Term Loan, 2nd Lien, 9.000%, due 5/5/20	4,800,000
			28,649,929
		Financials - 0.09%
		Concrete Investment I, Term Loan (Netherlands):
32,255	EUR	Tranche A2, 1.911% Cash or Payment-in-kind Interest, due 3/31/16 (c)(d)(g)	35,424
12,322	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 3/31/16 (c)(d)(g)	13,533
		Concrete Investment II, Term Loan (Netherlands):
22,196	EUR	Tranche A2, 1.911% Cash or Payment-in-kind Interest, due 3/31/16 (c)(d)(g)	24,377
3,081	EUR	Tranche A3, 2.000% Cash or Payment-in-kind Interest, due 3/31/16 (c)(d)(g)	3,383
		IVG Immobilien AG, Term Loan (Netherlands):
702,628	EUR	Tranche A1, 9.432% Cash or Payment-in-kind Interest, due 9/30/17 (c)(d)(g)	771,661

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments (continued)

at July 31, 2015 (Unaudited)

Principal Amount‡/Units		Security†	Value (Note 1)

Term Loans (continued)
		Financials (continued)
		IVG Immobilien AG, Term Loan (Netherlands):
1,048,717	EUR	Tranche A2, 9.432% Cash or Payment-in-kind Interest, due 9/30/18 (c)(d)(g)	$1,151,752
			2,000,130
		Gaming & Entertainment - 2.38%
12,468,354		AP Gaming I LLC, Term Loan, 9.250%, due 12/20/20 (g)	12,406,012
20,000,000		Land Holdings LLC, Term Loan, 12.000%, due 6/27/20	20,000,000
18,258,582		Majestic Star Casino LLC, Term Loan, 1st Lien, 12.500% Cash or 14.500% Payment-in-kind Interest, due 6/1/20 (d)	17,528,239
			49,934,251
		Healthcare - 0.87%
19,412,400		Rural/Metro Corp., Term Loan, 8.000% Cash plus 1.000% Payment-in-kind Interest, due 6/30/18 (d)(g)	18,247,656
		Manufacturing - 1.15%
25,000,000		Liberty Tire Recycling LLC, Term Loan, 9.000%, due 3/31/21 (f)(g)	24,125,000
		Media/Cable - 0.17%
5,000,000		Getty Images, Inc., Term Loan, 1st Lien, 4.750%, due 10/18/19 (g)	3,553,125
		Metals & Mining - 0.50%
9,840,618		Allied Nevada Gold Corp., DIP Loan, 12.000% Cash or Payment-in-kind Interest, due 3/12/16 (c)(d)	10,529,462
		Retailers - 0.67%
26,614,423		Weight Watchers International, Inc., Term Loan, 4.000%, due 4/2/20 (g)	13,959,265
		Services - 2.22%
31,545,293		Altegrity, Inc., DIP Loan A, 12.000% Cash or Payment-in-kind Interest, due 8/7/15 (c)(d)	31,545,293
		Education Management LLC:
8,875,618		Term Loan A, 5.500%, due 7/2/20 (g)	6,109,381
15,285,509		Term Loan B, 8.500%, due 7/2/20 (g)	8,884,702
			46,539,376
		Total Term Loans (Cost $253,103,693)	237,929,472
Claims - 1.29%
		Financials - 1.29%
200,000,000		Lehman Brothers Holdings, Inc., SIPA Claims (h)	27,125,000
		Total Claims (Cost $35,218,345)	27,125,000
Principal Amount‡/Units	Security†	Value (Note 1)

Municipal Bonds - 0.07%
	Gaming & Entertainment - 0.07%
5,200,000	New York City, NY, Industrial Development Agency Civic Facility Revenue, Bronx Parking Development Co. LLC OID, due 10/1/37 (b)	$1,521,000
	Total Municipal Bonds (Cost $3,058,314)	1,521,000

Shares

Convertible Preferred Stocks - 0.60%
	Transportation Services - 0.60%
4,435	CEVA Holdings LLC, Series A-1 (e)(h)	4,656,981
10,196	CEVA Holdings LLC, Series A-2 (e)(h)	7,850,666
		12,507,647
	Total Convertible Preferred Stocks (Cost $17,733,657)	12,507,647
Preferred Stocks - 3.31%
	Energy - 0.15%
1,122,431	Lone Pine Resources, Inc. (Canada) (c)(h)	3,120,358
	Financials - 2.78%
120,774	Concrete Investment II SCA (Luxembourg) (h)	16,712,637
100,000	Federal Home Loan Mortgage Corp. 5.300% (h)	636,250
60,000	Federal Home Loan Mortgage Corp., Series G (g)(h)	372,000
89,283	Federal Home Loan Mortgage Corp., Series H, 5.100% (h)	647,302
63,188	Federal Home Loan Mortgage Corp., Series K, 5.790% (h)	445,475
52,500	Federal Home Loan Mortgage Corp., Series L (g)(h)	325,500
207,640	Federal Home Loan Mortgage Corp., Series M (g)(h)	1,214,694
23,500	Federal Home Loan Mortgage Corp., Series N (g)(h)	142,175
336,223	Federal Home Loan Mortgage Corp., Series P, 6.000% (h)	2,518,310
224,580	Federal Home Loan Mortgage Corp., Series R, 5.700% (h)	1,605,747
165,000	Federal Home Loan Mortgage Corp., Series S (g)(h)	1,112,100
100,000	Federal Home Loan Mortgage Corp., Series U, 5.900% (h)	400,000
637,722	Federal Home Loan Mortgage Corp., Series V, 5.570% (h)	2,582,774
392,089	Federal Home Loan Mortgage Corp., Series W, 5.660% (h)	1,842,818
203,813	Federal Home Loan Mortgage Corp., Series X, 6.020% (h)	849,900
100,000	Federal Home Loan Mortgage Corp., Series Y, 6.550% (h)	430,000
500,000	Federal Home Loan Mortgage Corp., Series Z, 8.375% (g)(h)	2,500,000

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments (continued)

at July 31, 2015 (Unaudited)

Shares	Security†	Value (Note 1)

Preferred Stocks (continued)
	Financials (continued)
96,750	Federal National Mortgage Association, Series H, 5.810% (h)	$736,268
478,000	Federal National Mortgage Association, Series M, 4.750% (h)	3,752,300
1,293,000	Federal National Mortgage Association, Series O (g)(h)	11,119,800
100,000	Federal National Mortgage Association, Series P (g)(h)	409,000
564,650	Federal National Mortgage Association, Series S, 8.250% (g)(h)	2,766,785
750,000	Federal National Mortgage Association, Series T, 8.250% (h)	5,220,000
		58,341,835
	Services - 0.38%
118,341	Education Management LLC, Class A-1 (h)	3,254,377
335,501	Education Management LLC, Class A-2 (h)	4,613,139
		7,867,516
	Total Preferred Stocks (Cost $93,595,647)	69,329,709
Private Equities - 1.30%
	Automotive - 0.39%
10,000,000	International Automotive Components Group LLC (h)	8,125,000
	Chemicals - 0.70%
29,055	Reichhold Cayman L.P. (c)(h)	14,643,593
	Consumer Products - 0.18%
1,451,633,736,280	Ideal Standard International Equity S.A. Alpecs (Luxembourg) (e)(h)	3,866,070
	Energy - 0.03%
19,700	Thunderbird Resources L.P. (c)(h)(i)	553,567
	Total Private Equities (Cost $30,651,290)	27,188,230
Common Stocks & Warrants - 10.66%
	Chemicals - 2.80%
867,448	MPM Holdings, Inc. (h)	23,312,665
1,310,842	MPM Holdings, Inc., Restricted Shares (e)(h)	35,228,879
478,500	Phosphate Holdings, Inc. (f)(h)	31,485
		58,573,029
	Energy - 1.18%
124,461	Geokinetics Holdings USA, Inc. (c)(e)(h)	10,274,256
3,786,564	Global Geophysical Services, Inc. (c)(f)(h)	8,709,097
262,913	Global Geophysical Services, Inc., Warrants (c)(f)(h)	—
374,199	Lone Pine Resources Canada, Ltd. (Canada) (c)(h)	972,917
374,199	Lone Pine Resources, Inc. (c)(h)	—
1,122,431	Lone Pine Resources, Inc., Multiple Voting Shares (c)(h)	—
5,000	New Gulf Resources LLC, Warrants (h)	125,000
50,000	Platinum Energy Solutions, Inc. (c)(e)(h)	947,500
Shares	Security†	Value (Note 1)

	Energy (continued)
10,874	Platinum Energy Solutions, Inc., Warrants (c)(e)(h)	$—
53	Thunderbird Resources Equity, Inc. (c)(h)	3,647,500
17,500	US Shale Solutions, Inc., Warrants (a)(c)(h)	—
		24,676,270
	Financials - 1.18%
3,725,000	Federal Home Loan Mortgage Corp. (h)	8,381,250
1,700,000	Rescap Liquidating Trust	16,252,000
		24,633,250
	Manufacturing - 1.04%
3,430,293	Liberty Tire Recycling LLC (c)(f)(h)	21,782,360
42,750	Liberty Tire Recycling LLC, Warrants, expire 12/12/19 (c)(f)(h)	—
		21,782,360
	Media/Cable - 1.73%
971,678	Cengage Learning Holdings II, Inc.	25,870,927
2,311,360	Radio One, Inc. Class D (f)(h)	5,639,718
681,637	Spanish Broadcasting System, Inc. Class A (f)(h)	4,703,295
		36,213,940
	Metals & Mining - 0.07%
2,334,038	Noranda Aluminum Holding Corp.	1,517,125
	Services - 0.02%
499,061	Affinion Group, Inc., Warrants, Series A (h)	274,484
6,422,764	Affinion Group, Inc., Warrants, Series B (h)	128,455
		402,939
	Technology - 0.02%
250,000	Advanced Micro Devices, Inc. (h)	482,500
	Transportation Services - 0.17%
4,710	CEVA Holdings LLC (e)(h)	3,626,631
	Utilities - 2.45%
32,549,441	EME Reorganization Trust	423,143
4,509,571	Longview Power LLC (f)(h)	51,014,522
		51,437,665
	Total Common Stocks & Warrants (Cost $267,012,911)	223,345,709

Closed-End Funds - 3.44%
	Financials - 3.44%
309,983	Ares Dynamic Credit Allocation Fund, Inc.	4,690,043
2,009,188	BlackRock Corporate High Yield Fund, Inc.	21,257,209
842,356	BlackRock Credit Allocation Income Trust	10,478,908
835,639	First Trust High Income Long/Short Fund	12,618,149
425,826	Neuberger Berman High Yield Strategies Fund, Inc.	4,811,834
586,170	New America High Income Fund, Inc. (The)	4,988,307
554,048	Western Asset High Yield Defined Opportunity Fund, Inc.	8,310,166

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust

Third Avenue Focused Credit Fund
Portfolio of Investments (continued)

at July 31, 2015 (Unaudited)

Shares	Security†	Value (Note 1)

Closed-End Funds (continued)
	Financials (continued)
1,025,669	Western Asset Managed High Income Fund, Inc.	$4,953,981
		72,108,597
	Total Closed-End Funds (Cost $81,727,331)	72,108,597

Principal Amount($)

Short-Term Investments - 3.58%
	U.S. Government Obligations - 3.58%
75,000,000	U.S. Treasury Bills, 0.020% - 0.030%, due 8/6/15-8/20/15(j)	74,999,056
	Total Short-Term Investments (Cost $74,999,056)	74,999,056
	Total Investment Portfolio - 93.20% (Cost $2,500,504,046)	1,953,420,681
	Other Assets less Liabilities - 6.80% (k)(l)	142,585,075
	NET ASSETS - 100.00%	$2,096,005,756
	Investor Class:
	Net assets applicable to 66,613,767 shares outstanding	$594,784,326
	Net asset value, offering and redemption price per share	$8.93
	Institutional Class:
	Net assets applicable to 168,336,917 shares outstanding	$1,501,221,430
	Net asset value, offering and redemption price per share	$8.92

Notes:

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Issue in default.
(c)	Fair-valued security.
(d)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(e)	Security subject to restrictions on resale.
Shares/ Principal Amount[1]		Issuer	Aquisition Date	Cost	Market Value Per Unit
4,710		CEVA Holdings LLC	5/29/13	$5,355,643	$769.99
4,435		CEVA Holdings LLC, Series A-1, Convertible Preferred	5/29/13	4,435,224	1,050.05
10,196		CEVA Holdings LLC, Series A-2, Convertible Preferred	5/29/13	13,298,434	769.98
124,461		Geokinetics Holdings USA, Inc.	5/22/13-5/14/14	13,060,780	82.55
1,451,633,736,280		Ideal Standard International Equity S.A. Alpecs	10/31/14	9,915,530	0.00	[2]
33,180,416	EUR	Ideal Standard International S.A., Series C, 11.750% Cash or 17.750% Payment-in-kind Interest, due 5/1/18	10/31/14-5/1/15	39,995,128	77.98
1,310,842		MPM Holdings, Inc., Restricted Shares	10/24/14	21,367,809	26.88
50,000		Platinum Energy Solutions, Inc.	10/4/13	1,225,746	18.95
10,874		Platinum Energy Solutions, Inc., Warrants	10/4/13	9,743	0.00

EUR: Euro.

1)	Denominated in U.S. Dollars unless otherwise noted.
2)	Amount less than $0.01.

At July 31, 2015, these restricted securities had a total market value of $92,323,647 or 4.40% of net assets of the Fund.

(f)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(g)	Variable rate security. The rate disclosed is in effect as of July 31, 2015.
(h)	Non-income producing security.
(i)	Security is held in the blocker, created to hold the investment for the Fund.
(j)	Annualized yield at date of purchase.
(k)	A portion is segregated for future fund commitment.
(l)	Includes restricted cash pledged to counterparty as collateral management for forward foreign currency contracts.
†	U.S. issuer unless otherwise noted.
^	Expressed in units.
‡	Denominated in U.S. Dollars unless otherwise noted.
CAD:	Canadian Dollar.
DIP:	Debtor-In-Possession.
EUR:	Euro.
OID:	Original Issue Discount.
SIPA:	Securities Investor Protection Act of 1970.

Country Concentration

% of Net Assets
United States*	78.17%
Luxembourg	9.22
Netherlands	3.34
United Kingdom	1.49
Panama	0.66
Canada	0.21
Australia	0.11
Total	93.20%

* Includes cash equivalents.

Schedule of Forward Foreign Currency Contracts

Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 7/31/15	Unrealized Depreciation
8,760,000 EUR	Goldman Sachs & Co.	8/27/2015	$9,661,272	$9,623,887	$(37,385)

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/15	Unrealized Appreciation/ (Depreciation)
13,500,000 EUR	Goldman Sachs & Co.	8/21/2015	$14,815,461	$14,830,229	$(14,768)
74,800,000 EUR	Goldman Sachs & Co.	8/27/2015	82,736,751	82,176,566	560,185
74,800,000 EUR	JPMorgan Chase Bank, N.A.	8/27/2015	82,719,599	82,176,566	543,033
20,000,000 EUR	Macquaire Bank, Ltd.	8/27/2015	22,106,400	21,972,344	134,056
					$1,222,506

EUR: Euro.

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust

Notes to Portfolios of Investments

July 31, 2015 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment approach.

Accounting policies:

The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At July 31, 2015, such securities had a total fair value of $14,956,207 or 0.83% of net assets of Third Avenue Value Fund, $26,504,629 or 0.74% of net assets of Third Avenue Real Estate Value Fund, and $191,455,179 or 9.13% of net assets of Third Avenue Focused Credit Fund. There were no fair valued securities for Third Avenue Small-Cap Value Fund and Third Avenue International Value Fund at July 31, 2015. Among the factors that may be considered by the Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stocks and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or

14

Third Avenue Trust

Notes to Portfolios of Investments (continued)

July 31, 2015 (Unaudited)

liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services or brokers that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Government Obligations—U.S. Government obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Government issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Government obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services or brokers using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services or brokers based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Claims—Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Inputs may include quoted prices for similar investments in

15

Third Avenue Trust

Notes to Portfolios of Investments (continued)

July 31, 2015 (Unaudited)

active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Written and Purchased)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, foreign exchange rate, time until expiration, and volatility of the underlying foreign currency security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Funds’ investments as of July 31, 2015:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Chemicals	$—	$—	$—	$—	$31,485
Consumer Products	66,225,016	—	—	—	—
Diversified Holding Companies	167,706,253	4,866,784	—	26,249,518	—
U.S. Real Estate Operating Companies	30,423,572	21,517,218	194,896,435	—	—
Utilities	71,196,396	—	—	—	423,143
Other**	1,353,458,876	383,385,744	2,677,191,011	144,062,485	62,846,815
Preferred Stocks:
Financials	—	—	—	—	36,269,761
Closed-End Funds:
Financials	—	—	—	—	72,108,597
Total for Level 1 Securities	$1,689,010,113	$409,769,746	$2,872,087,446	$170,312,003	$171,679,801
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks
Building & Construction Products/Services	$—	$—	$—	$13,341,029	$—
Chemicals	—	—	—	—	58,541,544
Diversified Holding Companies	—	10,948,159	—	—	—
Forest Products & Paper	—	—	—	11,622,351	—
Services	—	—	—	—	402,939
Utilities	—	—	—	—	51,014,522
Preferred Stocks:
Financials	—	—	—	—	5,359,437
Services	—	—	—	—	4,613,139
Debt Securities issued by the U.S. Treasury and other government corporations and agencies:
Municipal Bonds	—	—	—	—	1,521,000
Corporate Bonds & Notes	12,277,175	—	—	4,836,000	1,089,763,428
Term Loans	—	—	—	—	85,959,546
Claims	8,558,141	—	—	—	27,125,000
Purchased Options:
Foreign Currency Put Options	—	—	292,392	—	—
Foreign Currency Call Options	—	—	1,026,190	—	—
Foreign Government Bonds	—	—	—	7,878,048	—
Short Term Investments:
U.S. Government Obligations	39,999,261	—	464,987,078	7,999,852	74,999,056
Total for Level 2 Securities	60,834,577	10,948,159	466,305,660	45,677,280	1,399,299,611
16

Third Avenue Trust

Notes to Portfolios of Investments (continued)

July 31, 2015 (Unaudited)

	Third Avenue Value Fund		Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$—	*	$—	$—	$—	$—
Energy	—		—	—	—	24,676,270	*
Financial Insurance	285,000		—	—	—	—
Manufacturing	—		—	—	—	21,782,360	*
Transportation Services	—		—	—	—	3,626,631
U.S. Real Estate Operating Companies	—		—	23,444,345	—	—
Limited Partnerships:
Insurance & Reinsurance	49,841		—	—	—	—
Convertible Preferred Stocks:
Transportation Services	—		—	—	—	12,507,647
Preferred Stocks:
Energy	—		—	—	—	3,120,358
Financials	—		—	—	—	16,712,637
Non-U.S. Real Estate Operating Companies	—		—	26,250,023	—	—
Services	—		—	—	—	3,254,377
Corporate Bonds & Notes	14,621,366		—	—	—	117,602,833	*
Term Loans	—		—	3,060,284	—	151,969,926
Private Equities:
Automotive	—		—	—	—	8,125,000
Chemicals	—		—	—	—	14,643,593
Consumer Products	—		—	—	—	3,866,070
Energy	—		—	—	—	553,567
U.S. Real Estate Operating Companies	—		—	109,980,014	—	—
Total for Level 3 Securities	14,956,207		—	162,734,666	—	382,441,269
Total Value of Investments	$1,764,800,897		$420,717,905	$3,501,127,772	$215,989,283	$1,953,420,681
Investments in Other Financial Instruments:
Level 2: Other Significan Observable Inputs
Written Foreign Currency Options	$—		$—	$(11,181)	$—	$—
Forward Foreign Currency Contracts-Assets	—		—	1,370,827	—	1,237,274
Forward Foreign Currency Contracts-Liabilities	—		—	—	—	(52,153)
Total Appreciation/(Depreciation) or Value of Other Financial Instruments	$—		$—	$1,359,646	$—	$1,185,121

†	The value of securities that was transferred from Level 2 on October 31, 2014 to Level 1 on July 31, 2015 for Third Avenue Focused Credit Fund was $6,572,073. The transfer was due to the availability of quoted prices in active market at period end. The value of securities that was transferred from Level 1 on October 31, 2014 to Level 2 on July 31, 2015 for Third Avenue Focused Credit Fund was $4,137,254. The transfer was due to lack of quoted prices in active market at period end.
*	Includes investments fair valued at zero.
**	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values of the beginning of the period.

17

Third Avenue Trust

Notes to Portfolios of Investments (continued)

July 31, 2015 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund

	Common Stocks		Corporate Bonds & Notes	Limited Partnerships	Total
Balance as of 10/31/14 (fair value)
Consumer Products	$	—*	$4,507,464	$—	$4,507,464
Financial Insurance		259,000	—	—	259,000
Insurance & Reinsurance		40,800	—	92,941	133,741
Payment-in-kind
Consumer Products		—	645,152	—	645,152
Sales
Insurance & Reinsurance		(49,673)	—	—	(49,673)
Net change in unrealized gain/(loss)
Consumer Products		—	9,468,750	—	9,468,750
Financial Insurance		26,000	—	—	26,000
Insurance & Reinsurance		11,870,336	—	(43,100)	11,827,236
Net realized gain/(loss)
Insurance & Reinsurance		(11,861,463)	—	—	(11,861,463)
Balance as of 7/31/15 (fair value)
Consumer Products		— *	14,621,366	—	14,621,366
Financial Insurance		285,000	—	—	285,000
Insurance & Reinsurance		—	—	49,841	49,841
Total		$285,000	$14,621,366	$49,841	$14,956,207
Net change in unrealized gain/(loss) related to securities still held as of July 31, 2015					$9,451,650

*	Investments fair valued at zero.

Third Avenue Real Estate Value Fund

	Common	Preferred	Private
	Stocks	Stocks	Equities	Term Loans	Total
Balance as of 10/31/14 (fair value)
Non-U.S. Real Estate Operating Companies	$—	$33,993,569	$—	$3,337,522	$37,331,091
U.S. Real Estate Operating Companies	19,295,656	—	100,965,259	—	120,260,915
Payment-in-kind
Non-U.S. Real Estate Operating Companies	—	—	—	139,901	139,901
Net change in unrealized gain/(loss)
Non-U.S. Real Estate Operating Companies	—	(7,743,546)	—	(417,139)	(8,160,685)
U.S. Real Estate Operating Companies	4,148,689	—	9,014,755	—	13,163,444
Balance as of 7/31/15 (fair value)
Non-U.S. Real Estate Operating Companies	—	26,250,023	—	3,060,284	29,310,307
U.S. Real Estate Operating Companies	23,444,345	—	109,980,014	—	133,424,359
Total	$23,444,345	$26,250,023	$109,980,014	$3,060,284	$162,734,666
Net change in unrealized gain/(loss) related to securities still held as of July 31, 2015					$5,002,759

Third Avenue Focused Credit Fund

	Corporate Bonds & Notes		Term Loans	Common Stocks and Warrants		Preferred and Convertible Preferred Stocks		Private Equities and Claims		Total
Balance as of 10/31/14 (fair value)
Automotive	$—		$—	$—		$—		$10,625,000	(c)	$10,625,000
Chemicals	—		57,938,000	71,883,570		—		—		129,821,570
Consumer Products	61,765,296		—	—		—		4,354,901	(c)	66,120,197
Energy	22,979,360	*	40,703,101	21,193,777	*	3,120,358	(a)	1,043,306	(c)	89,039,902
Financials	—		2,147,439	—		21,642,730	(a)	—		23,790,169
Food & Beverage	—		—	—		—		9,431,221	*(d)	9,431,221
Gaming & Entertainment	—		19,600,000	—		—		—		19,600,000
Healthcare	—		21,296,632	—		—		—		21,296,632
Media/Cable	—	*	—	—		—		—		—
18

Third Avenue Trust

Notes to Portfolios of Investments (continued)

July 31, 2015 (Unaudited)

Third Avenue Focused Credit Fund (continued)

	Corporate Bonds & Notes	Term Loans	Common Stocks and Warrants	Preferred and Convertible Preferred Stocks		Private Equities and Claims		Total
Metals & Mining	$41,652,303	$—	$—	$—		$—		$41,652,303
Services	—	—	1,005,503	—		—		1,005,503
Technology	4,358,290	—	—	—		—		4,358,290
Transportation Services	—	—	4,533,288	15,623,470	(b)	—		20,156,758
Utilities	—	70,353,585	—	—		—		70,353,585
Transfer in/(out) of Level 3^
Chemicals	65,009,764	—	(71,883,570)	—		—		(6,873,806)
Energy	(16,012,500)	—	—	—		—		(16,012,500)
Metals & Mining	(41,652,303)	—	—	—		—		(41,652,303)
Services	—	—	(1,005,503)	—		—		(1,005,503)
Purchases
Chemicals	—	7,960,860	—	—		9,965,778	(c)	17,926,638
Energy	— †	28,540,640	26,615,862 †	—		—		55,156,502
Gaming & Entertainment	—	17,345,653	—	—		—		17,345,653
Manufacturing	59,101,778	23,750,000	1,743,600 †	—		—		84,595,378
Metals & Mining	—	12,058,342	—	—		—		12,058,342
Services	—	31,545,293	—	8,267,095	(a)	—		39,812,388
Utilities	—	5,066,895	—	—		—		5,066,895
Sales
Chemicals	(49,798,789)	(57,872,500)	—	—		—		(107,671,289)
Consumer Products	(5,236,445)	—	—	—		—		(5,236,445)
Energy	(6,966,860)	(47,575,176)	—	—		—		(54,542,036)
Food & Beverage	—	—	—	—		(14,819,694	)(d)	(14,819,694)
Healthcare	—	(2,790,000)	—	—		—		(2,790,000)
Metals & Mining	—	(2,306,491)	—	—		—		(2,306,491)
Utilities	—	(77,308,654)	—	—		—		(77,308,654)
Bond discount/(premium)
Chemicals	(115,161)	459,404	—	—		—		344,243
Consumer Products	1,269,311	—	—	—		—		1,269,311
Energy	228	441,379	—	—		—		441,607
Gaming & Entertainment	—	58,939	—	—		—		58,939
Healthcare	—	196,315	—	—		—		196,315
Payment-in-kind
Chemicals	—	234,712	—	—		—		234,712
Consumer Products	11,145,232	—	—	—		—		11,145,232
Energy	—	485,519	—	—		—		485,519
Financials	—	123,113	—	—		—		123,113
Healthcare	—	112,261	—	—		—		112,261
Manufacturing	10,452	9,388	—	—		—		19,840
Metals & Mining	—	88,767	—	—		—		88,767
Return of capital
Energy	—	—	(261,000)	—		—		(261,000)
Food & Beverage	—	—	—	—		(497,284	)(d)	(497,284)
Net change in unrealized gain/(loss)
Automotive	—	—	—	—		(2,500,000	)(c)	(2,500,000)
Chemicals	4,937,813	(3,074,510)	—	—		4,677,815	(c)	6,541,118
Consumer Products	(14,001,850)	—	—	—		(488,831	)(c)	(14,490,681)
Energy	(39,404)	(413,913)	(22,872,369)	—		(489,739	)(c)	(23,815,425)
Financials	—	(270,422)	—	(4,930,093	)(a)	—		(5,200,515)
Food & Beverage	—	—	—	—		21,364,846	(d)	21,364,846
Gaming & Entertainment	—	523,647	—	—		—		523,647
Healthcare	—	(495,424)	—	—		—		(495,424)
Manufacturing	422,770	365,612	20,038,760	—		—		20,827,142
Metals & Mining	—	688,844	—	—		—		688,844
Services	—	—	—	(5,012,718	)(a)	—		(5,012,718)
Technology	(1,124,720)	—	—	—		—		(1,124,720)
19

Third Avenue Trust

Notes to Portfolios of Investments (continued)

July 31, 2015 (Unaudited)

Third Avenue Focused Credit Fund (continued)

	Corporate Bonds & Notes		Term Loans	Common Stocks and Warrants		Preferred and Convertible Preferred Stocks		Private Equities and Claims		Total
Transportation Services	$—		$—	$(906,657)		$(3,115,823	)(b)	$—		$(4,022,480)
Utilities	—		(4,868,956)	—		—		—		(4,868,956)
Net realized gain/(loss)
Chemicals	(20,033,627)		3,123,246	—		—		—		(16,910,381)
Consumer Products	(107,281)		—	—		—		—		(107,281)
Energy	39,176		(2,956,616)	—		—		—		(2,917,440)
Food & Beverage	—		—	—		—		(15,479,089	)(d)	(15,479,089)
Healthcare	—		(72,128)	—		—		—		(72,128)
Utilities	—		6,757,130	—		—		—		6,757,130
Balance as of 7/31/15 (fair value)
Automotive	—		—	—		—		8,125,000	(c)	8,125,000
Chemicals	—	*	8,769,212	—		—		14,643,593	(c)	23,412,805
Consumer Products	54,834,263		—	—		—		3,866,070	(c)	58,700,333
Energy	—	*	19,224,934	24,676,270	*	3,120,358	(a)	553,567	(c)	47,575,129
Financials	—		2,000,130	—		16,712,637	(a)	—		18,712,767
Food & Beverage	—		—	—		—		—		—
Gaming & Entertainment	—		37,528,239	—		—		—		37,528,239
Healthcare	—		18,247,656	—		—		—		18,247,656
Manufacturing	59,535,000		24,125,000	21,782,360	*	—		—		105,442,360
Media/Cable	—	*	—	—		—		—		—
Metals & Mining	—		10,529,462	—		—		—		10,529,462
Services	—		31,545,293	—		3,254,377	(a)	—		34,799,670
Technology	3,233,570		—	—		—		—		3,233,570
Transportation Services	—		—	3,626,631		12,507,647	(b)	—		16,134,278
Utilities	—		—	—		—		—		—
Total	$117,602,833		$151,969,926	$50,085,261		$35,595,019		$27,188,230		$382,441,269
Net change in unrealized gain/(loss) related to securities still held as of July 31, 2015										$(27,430,805)

^	Transfers in/out of level 3 are recorded utilizing values as of the beginning of the period. The transfers are due to increase/decrease in trading activities at period end.
*	Includes investments fair valued at zero.
†	Includes investments acquired through corporate actions with zero cost.
(a)	Preferred Stocks
(b)	Convertible Preferred Stocks
(c)	Private Equities
(d)	Claims
20

Third Avenue Trust

Notes to Portfolios of Investments (continued)

July 31, 2015 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)

Third Avenue Value Fund	Fair Value at 7/31/15	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Corporate Bonds	$14,621	Book Value	Restructuring value	$66.01
Other (b)	335
	$14,956
Third Avenue Real Estate Value Fund	Fair Value at 7/31/15	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Private Equities	$109,980	Broker Quote	#	$3.81
Preferred Stocks	26,250	Broker Quote	#	$138.38
Common Stocks	23,445	Option Pricing Model (a)	Share volatility	0.60% (N/A)
Term Loans	3,060	Book Value	Restructuring value	$109.82-$109.84
	$162,735
Third Avenue Focused Credit Fund	Fair Value at 7/31/15	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)
Term Loans	$84,701	Broker Quote	#	$94.00-$100.00
Term Loans	67,269	Book Value	Restructuring value	1.0x (1.0x)
Corporate Bonds	59,535	Book Value	Restructuring value	1.0x (1.0x)
Corporate Bonds	58,068	Broker Quote	#	$11.50-$103.78
Common Stocks	46,334	Book Value	Restructuring value	$2.30-$68,820.74
Preferred Stocks	19,967	Broker Quote	#	$27.50-$138.38
Private Equities	15,197	Book Value	Restructuring value	$28.10-$504.00
Convertible Preferred Stocks	12,508	Broker Quote	#	$769.98-$1,050.05
Private Equities	11,991	Broker Quote	#	$0.00*-$0.81
Other (b)	6,871
	$382,441

#	Valuation techniques and significant unobservable inputs used by third-party pricing vendors or brokers, which are described in Note 1, were not provided to the Adviser. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments.
(b)	Includes securities less than 0.50% within each respective Fund.
*	Amount less than $0.01.
The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Security transactions and investment income:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Payment-in-kind securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Term loans:

The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate.

21

Third Avenue Trust

Notes to Portfolios of Investments (continued)

July 31, 2015 (Unaudited)

These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2015.

Forward foreign exchange contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the period ended July 31, 2015, Third Avenue Real Estate Value Fund and Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments or foreign currency transactions.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options or foreign currency. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the period ended July 31, 2015,Third Avenue Real Estate Value Fund used purchased options on foreign currency for hedging purposes and/or to protect against losses in foreign currencies.

During the period ended July 31, 2015, Third Avenue Value Fund used written put options on equities to gain long exposure to the underlying instruments and enhance the yield of the Fund. Third Avenue Real Estate Value Fund used written call options on foreign currency for hedging purposes and written put options on equities to gain long exposure to the underlying instruments. As of July 31, 2015, the Third Avenue Value Fund and Third Avenue Real Estate Value Fund no longer held any written put options on equities.

22

Third Avenue Trust

Notes to Portfolios of Investments (continued)

July 31, 2015 (Unaudited)

2. INVESTMENTS

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of July 31, 2015:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund
Gross unrealized appreciation	$356,802,037	$112,515,521	$739,445,073	$36,014,417	$121,091,877
Gross unrealized depreciation	(197,844,037)	(20,896,840)	(57,257,253)	(67,938,987)	(668,175,242)
Net unrealized appreciation/(depreciation)	$158,958,000	$91,618,681	$682,187,820	$(31,924,570)	$(547,083,365)
Aggregrate book cost	$1,605,842,897	$329,099,224	$2,818,939,952	$247,913,853	$2,500,504,046

3. COMMITMENTS AND CONTINGENCIES

At July 31, 2015, Third Avenue Focused Credit Fund had the following commitments and contingencies.

Issuer	Type	Amount of Commitment	Funded Commitment	Value of Segregated Cash
Allied Nevada Gold Corp.	Debtor-In-Possession Loan	$12,700,334	$9,840,618	$2,859,716
Hercules Offshore, Inc.	Debtor-In-Possession Loan	40,000,000	0	40,000,000

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Third Avenue Focused Credit Fund is a plaintiff in two separate litigations each pertaining to counterparties not performing their contractual obligations. The Fund is seeking damages from both counterparties.

Third Avenue Focused Credit Fund is a defendant in an action initiated by the issuer of bonds currently held by the Fund pertaining to the validity of a notice of default sent to the issuer. The Fund expects the risk of any loss from this action to be remote.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

23

BOARD OF TRUSTEES
David M. Barse	Patrick Reinkemeyer
William E. Chapman, II	Martin Shubik
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman
Eric Rakowski

OFFICERS

Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

ABOUT THIRD AVENUE MANAGEMENT

Third Avenue Management LLC is a New York-based global asset manager that has adhered to a proven value investment philosophy since its founding in 1986.
Third Avenue’s disciplined approach seeks to maximize long-term, risk-adjusted returns by focusing on corporate financial stability, and price conscious, opportunistic security selection throughout the capital structure.

If you would like further information about Third Avenue Funds, please contact your relationship manager or email clientservice@thirdave.com

622 Third Avenue, 31st floor | New York, New York 10017
www.thirdave.com

Item 2. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-Q is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Trust

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse

Name:	David M. Barse

Title:	Principal Executive Officer

Date:	September 23, 2015

By:	/s/ Vincent J. Dugan

Name:	Vincent J. Dugan

Title:	Principal Financial Officer

Date:	September 23, 2015